Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Jan. 10, 2017	Mar. 31, 2018	Mar. 31, 2016
Cash flows from operating activities:
Net income		$ 35,750	$ 1,015,315		$ 806,626
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization		19,427	17,235
Deferred tax		(2,640)	(2,640)
Stock-based compensation		7,956
Change in current assets and liabilities:
Accounts receivable		(664,700)	(996,791)
Inventory		461,229	(31,475)
Amount due to director and other related parties			(12,870)
Other current assets		(407,117)	(105,614)
Accounts payable		245,624	359,016
Tax payable		119,074	268,791
Advance from customers		(323,372)	(1,269,043)
Accrued expenses and other payables		162,648	11,152
Net cash used in operating activities		(346,121)	(746,924)
Cash flows from investing activities:
Purchases of property and equipment		(300)	(3,423)
Net cash used in investing activities		(300)	(3,423)
Cash flows from financing activities:
Proceeds from issuances of shares			2,058,000
Net cash provided by financing activities			2,058,000
Net (decrease) increase in cash		(346,421)	1,307,653
Cash, beginning balance		6,091,742	4,821,869		4,821,869
Cash, ending balance	$ 4,821,869	5,745,321	6,129,522		6,091,742
Supplemental cash flows information:
Interest
Income tax paid
Successor [Member]
Cash flows from operating activities:
Net income	304,219				806,626
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	8,599				35,874
Deferred tax	(1,320)				(5,280)
Change in current assets and liabilities:
Accounts receivable	(324,604)				(739,106)
Inventory	(181,882)				(410,534)
Amount due to director and other related parties					(12,870)
Other current assets	164,014				32,534
Accounts payable	32,448				138,264
Tax payable	66,918				288,892
Advance from customers	1,226,843				(1,118,521)
Accrued expenses and other payables	34,652				31,097
Net cash used in operating activities	1,329,887				(953,024)
Cash flows from investing activities:
Purchases of property and equipment					(13,103)
Acquisition of Grand World Pro Limited	(600,000)
Cash acquired from acquisition of Grand World Pro Limited	85,742
Net cash used in investing activities	(514,258)				(13,103)
Cash flows from financing activities:
Proceeds from issuances of shares	1,000,000				2,236,000
Net cash provided by financing activities	1,000,000				2,236,000
Net (decrease) increase in cash	1,815,629				1,269,873
Cash, beginning balance	3,006,240	$ 6,091,742	$ 4,821,869		4,821,869
Cash, ending balance	4,821,869				6,091,742
Supplemental cash flows information:
Interest
Income tax paid					$ 28,986
Predecessor [Member]
Cash flows from operating activities:
Net income				$ 52,158		$ 17,998
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization				399
Deferred tax
Change in current assets and liabilities:
Accounts receivable				(72,970)
Inventory				43,724		(198,667)
Amount due to director and other related parties				412,323		(147,695)
Other current assets				(34,250)		(195,680)
Accounts payable				(1,003,455)		587,708
Tax payable				10,307		3,557
Advance from customers
Accrued expenses and other payables				240,571		26,631
Net cash used in operating activities				(351,193)		93,852
Cash flows from investing activities:
Purchases of property and equipment				(11,977)
Acquisition of Grand World Pro Limited
Cash acquired from acquisition of Grand World Pro Limited
Net cash used in investing activities				(11,977)
Cash flows from financing activities:
Proceeds from issuances of shares				200,000		1
Net cash provided by financing activities				200,000		1
Net (decrease) increase in cash				(163,170)		93,853
Cash, beginning balance				248,912		155,059
Cash, ending balance				85,742		248,912
Supplemental cash flows information:
Interest
Income tax paid